Long-term debt - Credit facilities - maximum amount available and balance outstanding (Details) € in Thousands, $ in Thousands	May 20, 2021 EUR (€)	May 20, 2021 USD ($)	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)
Amended 2012 Credit Agreement
Long-term debt
Maximum amount available					€ 2,497,008
Balance outstanding					1,163,572
Revolving credit facility USD
Long-term debt
Maximum amount available				$ 900,000	733,436	$ 900,000
Revolving credit facility EUR
Long-term debt
Maximum amount available			€ 600,000		600,000
USD term loan 5-year
Long-term debt
Maximum amount available					904,572	1,110,000
Balance outstanding					904,572	$ 1,110,000
Repayment of loans	€ 860,444	$ 1,050,000
EUR term loan 5-year
Long-term debt
Maximum amount available					259,000
Balance outstanding					€ 259,000
Repayment of loans	€ 245,000